Templeton Developing Markets Trust
Statement of Investments, September 30, 2019 (unaudited)
		Industry	Shares	Value
	Common Stocks 91.5%
	Brazil 3.4%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	502,700	$5,848,091
	B3 SA - Brasil Bolsa Balcao	Capital Markets	716,300	7,519,500
	Lojas Americanas SA	Multiline Retail	500,800	1,799,007
	M. Dias Branco SA	Food Products	591,300	4,979,488
	Mahle-Metal Leve SA	Auto Components	550,300	3,141,999
	Totvs SA	Software	381,100	5,294,495
[a]	Vale SA	Metals & Mining	1,343,400	15,434,320
				44,016,900
	Cambodia 1.2%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	9,673,800	15,131,705
	China 26.4%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	409,500	68,480,685
	BAIC Motor Corp. Ltd., H	Automobiles	5,961,900	3,681,547
[a]	Baidu Inc., ADR	Interactive Media & Services	61,483	6,317,993
	Brilliance China Automotive Holdings Ltd.	Automobiles	37,827,200	40,636,525
	China Construction Bank Corp., H	Banks	27,340,200	20,859,464
	China Merchants Bank Co. Ltd., A	Banks	1,441,400	7,007,023
	China Mobile Ltd.	Wireless Telecommunication Services	1,952,359	16,153,623
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	10,729,492	6,379,187
	China Resources Cement Holdings Ltd.	Construction Materials	10,008,600	10,036,821
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	9,468,200	14,447,706
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	3,521,105	2,812,248
	Dah Chong Hong Holdings Ltd.	Distributors	7,473,500	2,364,700
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	270,962	1,707,061
	Health & Happiness H&H International Holdings Ltd.	Food Products	1,588,500	6,698,213
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,303,400	6,709,393
	NetEase Inc., ADR	Entertainment	22,252	5,923,037
	Ping An Bank Co. Ltd., A	Banks	7,580,338	16,532,132
	Ping An Insurance Group Co. of China Ltd., A	Insurance	985,779	12,003,078
[a]	Prosus NV	Internet & Direct Marketing Retail	55,295	4,058,916
	Sands China Ltd.	Hotels, Restaurants & Leisure	1,154,000	5,226,783
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	875,000	12,860,588
	Tencent Holdings Ltd.	Interactive Media & Services	1,539,595	64,861,030
	Uni-President China Holdings Ltd.	Food Products	4,675,500	5,046,598
	Weifu High-Technology Co. Ltd., B	Auto Components	1,348,863	2,137,419
				342,941,770
	Czech Republic 0.4%
	Moneta Money Bank AS	Banks	1,701,603	5,245,381
	Hungary 0.9%
	Richter Gedeon Nyrt	Pharmaceuticals	718,019	11,615,821
	India 7.7%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	197,008	10,020,511
	Biocon Ltd.	Biotechnology	2,600,808	8,207,943
	Coal India Ltd.	Oil, Gas & Consumable Fuels	1,356,548	3,837,584
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,138,844	5,240,021
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	ICICI Bank Ltd.	Banks	8,171,501	$50,166,041
	Infosys Ltd.	IT Services	1,342,256	15,307,361
	Tata Chemicals Ltd.	Chemicals	789,362	6,580,717
				99,360,178
	Indonesia 1.3%
	Astra International Tbk PT	Automobiles	35,262,500	16,395,386
	Kenya 0.3%
	Equity Group Holdings PLC	Banks	10,013,923	3,616,005
	Mexico 2.1%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	3,726,457	23,476,679
	Nemak SAB de CV	Auto Components	9,140,436	4,122,404
				27,599,083
	Nigeria 0.0%†
	Nigerian Breweries PLC	Beverages	677,413	93,328
	Pakistan 0.4%
	Habib Bank Ltd.	Banks	6,343,100	4,770,982
	Peru 0.4%
	Intercorp Financial Services Inc.	Banks	123,460	5,061,860
	Philippines 0.3%
	BDO Unibank Inc.	Banks	1,411,517	3,895,155
	Security Bank Corp.	Banks	4,900	18,628
				3,913,783
	Russia 8.1%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	1,492,646	10,305,228
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	350,812	29,026,185
[a]	Mail.Ru Group Ltd., GDR	Interactive Media & Services	510,466	10,699,367
	MMC Norilsk Nickel PJSC, ADR	Metals & Mining	168,800	4,321,280
	Sberbank of Russia PJSC, ADR	Banks	2,190,447	31,049,586
[a]	Yandex NV, A	Interactive Media & Services	575,148	20,135,932
				105,537,578
	Singapore 0.2%
	DBS Group Holdings Ltd.	Banks	109,798	1,985,713
	South Africa 3.0%
	Massmart Holdings Ltd.	Food & Staples Retailing	2,576,093	7,455,768
	Naspers Ltd., N	Internet & Direct Marketing Retail	211,449	32,044,772
				39,500,540
	South Korea 16.5%
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	259,425	12,526,338
	Hankook Tire & Technology Co. Ltd.	Auto Components	89,556	2,408,564
	Hanon Systems	Auto Components	419,862	4,201,666
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	245,826	6,734,369
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	185,854	362,678
	KT Skylife Co. Ltd.	Media	716,862	5,410,257
  |  2

Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	LG Corp.	Industrial Conglomerates	401,333	$23,428,077
	Naver Corp.	Interactive Media & Services	273,382	35,793,429
	POSCO	Metals & Mining	54,414	10,300,783
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,536,301	103,746,520
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	139,250	9,545,545
				214,458,226
	Taiwan 10.0%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,055,000	7,985,731
	CTBC Financial Holding Co. Ltd.	Banks	10,910,000	7,239,129
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	7,883,100	3,238,569
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	3,913,192	9,226,491
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	31,900	4,572,409
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	11,185,000	97,993,945
				130,256,274
	Thailand 2.5%
	Kasikornbank PCL, fgn.	Banks	2,502,700	12,840,650
	Kiatnakin Bank PCL, fgn.	Banks	4,178,300	9,012,020
	Siam Commercial Bank PCL, fgn.	Banks	1,268,000	4,889,673
	Thai Beverage PCL, fgn.	Beverages	9,206,700	5,894,260
				32,636,603
	United Kingdom 3.2%
	Unilever PLC	Personal Products	692,182	41,612,363
	United States 3.2%
	Cognizant Technology Solutions Corp., A	IT Services	494,099	29,776,876
[a]	IMAX Corp.	Entertainment	507,604	11,141,908
				40,918,784
	Total Common Stocks (Cost $938,523,866)			1,186,668,263
	Preferred Stocks 5.1%
	Brazil 5.1%
[b]	Banco Bradesco SA, 3.663%, ADR, pfd.	Banks	3,766,174	30,656,656
[b]	Itau Unibanco Holding SA, 8.869%, ADR, pfd.	Banks	3,448,959	29,005,745
[b]	Petroleo Brasileiro SA, 1.246%, ADR, pfd.	Oil, Gas & Consumable Fuels	505,700	6,644,898
	Total Preferred Stocks (Cost $34,209,033)			66,307,299
	Total Investments before Short Term Investments (Cost $972,732,899)			1,252,975,562
  |  3

Templeton Developing Markets Trust
Statement of Investments (unaudited)
		Shares	Value
	Short Term Investments (Cost $46,724,451) 3.6%
	Money Market Funds 3.6%
	United States 3.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	46,724,451	$46,724,451
	Total Investments (Cost $1,019,457,350) 100.2%		1,299,700,013
	Other Assets, less Liabilities (0.2)%		(2,145,823)
	Net Assets 100.0%		$1,297,554,190

See Abbreviations on page 7.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
  |  5

Templeton Developing Markets Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2019, the Fund had 8.1% of its net assets invested in Russia.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$16,054,337	$176,841,816	$(146,171,702)	$ —	$ —	$46,724,451	46,724,451	$300,514
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
  |  6

Templeton Developing Markets Trust
Notes to Statements of Investments (unaudited)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Russia	$90,911,070	$14,626,508	$—	$105,537,578
All Other Equity Investments	1,147,437,984	—	—	1,147,437,984
Short Term Investments	46,724,451	—	—	46,724,451
Total Investments in Securities	$1,285,073,505	$14,626,508	$ —	$1,299,700,013

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  7